LOANS AND DEBENTURES (Details 6) - United States of America, Dollars	Dec. 31, 2022	Dec. 31, 2021
IPCA [member]
IfrsStatementLineItems [Line Items]
Accumulated change	(6.50%)	7.39%
Accumulated change	5.79%	10.06%
CDI [member]
IfrsStatementLineItems [Line Items]
Accumulated change	12.39%	4.39%
TJLP [member]
IfrsStatementLineItems [Line Items]
Accumulated change	35.34%	16.92%